Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of Related Party Transactions [Table Text Block]
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2011	2010
Net sales	$6,287	$2,605
Loans receivable	$1,539	$1,560
Accounts receivable	$3,606	$2,400
Accounts payable	$4,642	$1,755